Label	Element	Value
LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000909427_SupplementTextBlock
Prospectus Supplement August 14, 2017

For the following funds with prospectuses dated April 7, 2017–August 1, 2017 (each as supplemented to date)

AMCAP Fund®

American Balanced Fund®

American Funds Corporate Bond Fund®

American Funds Developing World Growth and Income FundSM

American Funds Emerging Markets Bond Fund®

American Funds Global Balanced FundSM

American Funds Inflation Linked Bond Fund®

American Funds Mortgage Fund®

American Funds Short-Term Tax-Exempt Bond Fund®

American Funds Strategic Bond FundSM

American Funds Tax-Exempt Fund of New York®

American High-Income Municipal Bond Fund®

American High-Income Trust®

American Mutual Fund®

The Bond Fund of America®

Capital Income Builder®

Capital World Bond Fund®

Capital World Growth and Income Fund®

EuroPacific Growth Fund®

Fundamental Investors®

The Growth Fund of America®

The Income Fund of America®

Intermediate Bond Fund of America®

International Growth and Income FundSM

The Investment Company of America®

Limited Term Tax-Exempt Bond Fund of America®

The New Economy Fund®

New Perspective Fund®

New World Fund®

Short-Term Bond Fund of America®

SMALLCAP World Fund,® Inc.

The Tax-Exempt Bond Fund of America®

The Tax-Exempt Fund of California®

U.S. Government Securities Fund®

Washington Mutual Investors FundSM

Risk/Return [Heading]	rr_RiskReturnHeading	LIMITED TERM TAX EXEMPT BOND FUND OF AMERICA®
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
1.	The first footnote in the “Shareholder fees” table in the “Fees and expenses of the fund” section of the prospectus for each of the funds listed above (other than American Funds Emerging Markets Bond Fund) is amended in its entirety to read as follows:

A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.

Keep this supplement with your prospectus.

Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	A contingent deferred sales charge of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. Contingent deferred sales charge is calculated based on the lesser of the offering price and market value of shares being sold.